Selected Income Statement Data (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selected Income Statement Data [Line Items]
Total revenues		$ 123,174	$ 93,485	$ 79,228	[1]
Selling	[2]	19,233	14,096	13,146
General and administrative		6,949	7,926	8,754
Total selling, general and administrative expenses		26,182	22,022	21,900	[1]
Shipping and handling costs		884	697	625
Interest expense			(13)	(246)
Interest income		594	77	63
Re-evaluation expense on liabilities to the IIA				(183)
Other, net	[3]	134	(214)	(481)
Financial income (expenses), net		728	(150)	(847)	[1]
Foreign currency income (expense), transactions not denominated in U.S. Dollars		226	(41)	(351)
Sales of products [Member]
Selected Income Statement Data [Line Items]
Total revenues		117,537	88,295	74,730
Service fees [Member]
Selected Income Statement Data [Line Items]
Total revenues		$ 5,637	$ 5,190	$ 4,498

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19
[2]	Including shipping and handling costs
[3]	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $226, $(41), and $(351) in 2018, 2017 and 2016, respectively.